UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2011

Item 1.  Report to Stockholders.

INFORMATION REGARDING CALVERT OPERATING COMPANY

NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

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Dear Shareholder:

Markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, and the state of the U.S. economic recovery. All of these events prompted a move toward more defensive sectors of the fixed-income markets in the later part of the six-month reporting period.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies such as China. However, core inflation in the U.S. has remained low. Combined with the high unemployment rate of 9.2% as of June, low inflation is driving the Federal Reserve’s (Fed’s) continued accommodative monetary policy.

Markets Fluctuate But End on Solid Note

Investment-grade corporate bonds, as measured by the Barclays Capital U.S. Credit Index, returned 3.41% for the six-month reporting period, while high yield bonds as measured by the BofA Merrill Lynch U.S. High Yield Master II Index returned 4.93%. Money market returns declined as a variety of factors drove Treasury-bill yields to near 0%.

Overall, it was a tale of two very different quarters. Treasury yields generally rose during the first part of the year, while corporate bonds outperformed as strong corporate earnings and lower default expectations encouraged investors to move into riskier asset classes, including high-yield bonds. Then the disasters in Japan and renewed concerns about the sovereign debt crisis in Europe caused a flight to safety that drove Treasury yields lower and dampened high-yield bond returns in the second quarter. We also saw a turnaround in the municipal bond market as slowing investor outflows and minimal new debt issuance led returns to rebound after the beginning of the year.

Opportunities and Challenges Ahead

Despite the summer doldrums and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. The United States still looks better than much of the rest of the world, and we expect the remainder of the year will bring continued U.S. economic recovery, characterized by modest yet uneven economic growth.

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The Treasury market will likely experience some volatility, as will the corporate bond market later this year, as investors deal with the end of the Fed’s expan-sionary QE2 program. The Fed is currently caught between a rock and a hard place. On one side, it may be tempting for the Fed to try to head off inflation by raising interest rates. On the other, it may also be tempting to try to stimulate economic growth by launching QE3. In the current political environment, however, the latter seems unlikely. Therefore, we anticipate that the Fed will stay on the sidelines for the rest of the year, making no moves in either direction.

We are confident the economy and markets are marching forward toward full recovery, although volatility is likely to continue in the months ahead. We also believe that your experienced Calvert investment managers can successfully navigate through temporary headwinds and find opportunities in any market.

Discuss Your Portfolio Allocations with Your Advisor

Life can shift your financial goals and market volatility can shift your portfolio’s asset allocation, resulting in either one or both being out of sync with your needs. Therefore, we recommend meeting with your financial advisor periodically to ensure that your investment strategy and target mix of investments is still appropriate for your financial goals and risk tolerance.

We also encourage you to visit our website, www.calvert.com, for Fund information and updates as well as market and economic commentary from Calvert professionals.

As always, we appreciate that you’ve chosen to invest with Calvert.

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.
July 2011

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Investment Climate

The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the tsunami in Japan, the European Central Bank becoming the first major western central bank to raise policy rates, and the potentially destabilizing political debate over the U.S. budget and debt ceiling. By the end of June, investor uncertainty had increased and returns on riskier assets trailed off, although returns for the six-month reporting period were generally solid.3

Money-market interest rates declined over the first half of the year. A decrease in issuance, changing bank regulations, and increased demand from money-market funds combined to drive Treasury bill yields down to near 0%. In fact, the one-month Treasury bill yield declined to end June at 0.01%, while the one-month yield on financial commercial paper edged down to 0.11%.4 Yields for Treasury notes and bonds with longer maturities fell broadly as well, with the benchmark 10-year Treasury bond decreasing 0.12 percentage points over the six-month period to finish at 3.18%.

Unfounded fears of widespread municipal defaults and the expiration of the Build America Bonds program triggered a sell-off in municipal bonds late last year that lasted into early 2011. However, municipal bonds rebounded nicely, with the benchmark Bond Buyer 20 yield at 4.59% on June 30. Taxable corporate bond yields dipped, as the yield for the Moody’s Baa-rated average decreased by 0.08 percentage points to 5.90% by period end.

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CALVERT MONEY MARKET PORTFOLIO
JUNE 30, 2011

Investment Performance
(total return at nav*)

	6 MONTHS	12 MONTHS
	ENDED	ENDED
	6/30/11	6/30/11

Class O	0.005%	0.01%
Lipper Tax Exempt
Money Market FundsAverage	0.01%	0.02%

Average Annual Total Returns

Six Month **	0.005%
One year	0.01%
Five year	1.28%
Ten year	1.24%

7-day simple/effective yield

7-day simple yield	0.01%
7-day effective yield	0.01%

% OF TOTAL
Investment allocation	INVESTMENTS
Municipal Variable Rate
Demand Notes	93%
Other Municipal Notes	7%
Total	100%

Weighted average maturity
6/30/11	12/31/10
11 days	27 days

Outlook

Our outlook for the second half of the year is for essentially more of the same, with markets paying very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries. We expect Treasuries to experience some interest rate volatility within a trading range, and we also expect some volatility in corporate bonds.

Since the municipal bond market is dominated by individual investors, it’s subject to risk from headlines about taxes and the fiscal health of municipalities. However, we expect it to remain relatively steady and overall municipal bond defaults to remain low.

Since the Federal Reserve will likely stay on hold for the balance of the year, there is little hope for a meaningful increase in money-market

*Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Visit www. calvert.com for current performance data.

** Total return is not annualized for periods of one year or less.

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CALVERT TAX-FREE BOND FUND

JUNE 30, 2011

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
6 MONTHS		12 MONTHS
ENDED		ENDED
6/30/11		6/30/11
Class A	3.59%	1.86%
Barclays Capital Municipal Bond Index	4.42%	3.48%
Lipper General Muni Debt Funds Average	4.16%	2.72%

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Bond Bank		0.6%
Education		2.8%
Electric		2.6%
Health / Hospital		15.9%
Higher Education		7.4%
Housing		5.3%
Industrial Development
Revenue / Pollution Control Revenue		6.9%
Lease / Certificate of Participation		1.0%
Local General Obligation		17.7%
Other Revenue		5.0%
Other Transportation		2.5%
Prerefunded / Escrow to Maturity		7.0%
Special Tax		3.3%
State General Obligation		8.7%
Transportation		5.5%
Water & Sewer		7.8%
Total		100%

AVERAGE ANNUAL TOTAL RETURNS

CLASS A	(WITH MAX. LOAD)
Six Month**		0.24%
One year		-1.97%
Five year		1.83%
Ten year		3.27%

EFFECTIVE DURATION
	6/30/11	12/31/10
	6.09 years	7.33 years

MONTHLY DIVIDEND YIELD
	6/30/11	12/31/10
	3.22%	3.10%

SEC YIELD
	30 DAYS ENDED
	6/30/11	12/31/10
	2.88%	3.15%

*    Total Return at NAV does not reflect the deduction of the Portfolio’s maximum front-end sales charge of 3.75% and assumes reinvestment of dividends.

** Total return is not annualized for periods of one year or less.

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods. The results shown reflect the deduction of the maximum front-end sales charge of 3.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s/Portfolio’s distributions or the redemption of the Fund/Portfolio shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.90%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s/ Portfolio’s operating expenses.

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yields in the near future. However, we anticipate Congress will pass an increase in the debt ceiling, which would ease the tight supply of Treasury bills and may raise money-market yields a small amount.

Shifts and developments can occur quickly in a recovering economy. We encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

July 2011

1 According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.

2 According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.

3 For example, over the six-month reporting period, municipal bonds returned 4.42% and high-yield bonds returned 4.97% according to indices published by Barclays Plc.

4 Source for all interest rates: Federal Reserve

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
MONEY MARKET	ACCOUNT VALUE	ACCOUNTVALUE	1/1/11 -
CLASS O	1/1/11	6/30/11	6/30/11

Actual	$1,000.00	$1,000.05	$1.40

Hypothetical	$1,000.00	$1,023.40	$1.41
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of .28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
	ACCOUNT VALUE	ACCOUNTVALUE	1/1/11 -
TAX-FREE BOND	1/1/11	6/30/11	6/30/11

Actual	$1,000.00	$1,036.60	$4.64

Hypothetical	$1,000.00	$1,020.23	$4.61
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of .92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2011

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.4%	AMOUNT	VALUE
Alabama - 2.9%
Birmingham Alabama Industrial Development Board
Revenue VRDN, 0.32%, 5/1/29, LOC: Renasant Bank,
C/LOC: FHLB (r)	$470,000	$470,000
Calhoun County Alabama Economic Development
Council Revenue VRDN, 0.31%, 4/1/21, LOC:
Bank of America (r)	5,100,000	5,100,000
Colbert County Alabama Industrial Development
Board Revenue VRDN, 0.15%, 10/1/11,
LOC: Wells Fargo Bank (r)	200,000	200,000
Mobile County Alabama IDA Revenue VRDN,
0.15%, 4/1/20, LOC: Wells Fargo Bank (r)	2,145,000	2,145,000
Tuscaloosa County Alabama IDA Gulf
Opportunity Zone Revenue VRDN, 0.12%,
3/1/27, LOC: JPMorgan Chase Bank (r)	6,100,000	6,100,000
		14,015,000

Alaska - 2.4%
Alaska State Industrial Development & Export Authority
Revenue VRDN, 0.08%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 4.9%
Apache County Industrial Development Authority Revenue
VRDN, 0.07%, 12/15/18, LOC: Bank of
NY Mellon Corp. (r)	8,800,000	8,800,000
Arizona State Health Facilities Authority Revenue VRDN:
0.08%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.33%, 12/1/37, LOC: Sovereign Bank, C/LOC:
Banco Santander (r)	4,900,000	4,900,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue
VRDN, 0.19%, 8/1/22, LOC: Farm Credit Services,
C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.09%, 1/15/32,
CEI: Fannie Mae (r)	1,910,000	1,910,000
		23,510,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - cont’d	AMOUNT	VALUE
California - 4.6%
California State Infrastructure & Economic Development
Bank Revenue VRDN, 0.05%, 4/1/42, LOC:
Bank of America (r)	$2,360,000	$2,360,000
California State Pollution Control Financing Authority
Revenue VRDN, 0.18%, 3/1/16, LOC: Comerica Bank (r) .	750,000	750,000
California Statewide Communities Development Authority
Special Tax Revenue VRDN, 0.12%, 5/1/22, LOC:
Bank of the West, C/LOC: CALSTRs (r)	1,320,000	1,320,000
Hayward California MFH Revenue VRDN, 0.15%, 5/1/38,
CEI: Freddie Mac (r)	6,300,000	6,300,000
San Jose California Financing Authority Lease Revenue
VRDN, 0.07%, 6/1/39, LOC: Union Bank (r)	5,000,000	5,000,000
Victorville California MFH Revenue VRDN, 0.55%,
12/1/15, LOC: Citibank (r)	5,840,000	5,840,000
		21,570,000

Colorado - 3.6%
Aurora Centretech Colorado Metropolitan District GO VRDN,
0.11%, 12/1/28, LOC: U.S. Bank (r)	3,065,000	3,065,000
Colorado State HFA Revenue VRDN:
Greenwood Apts. Project, 0.09%, 10/15/16, CEI:
Fannie Mae (r)	200,000	200,000
Hamptons Apts. Project, 0.09%, 10/15/16, CEI:
Fannie Mae (r)	1,200,000	1,200,000
Silver Apts. Project, 0.09%, 10/15/16, CEI:
Fannie Mae (r)	4,990,000	4,990,000
Englewood Colorado MFH Revenue VRDN, 0.05%,
12/1/26, CEI: Freddie Mac (r)	3,200,000	3,200,000
Meridian Ranch Colorado Metropolitan District GO VRDN,
0.11%, 12/1/38, LOC: U.S. Bank (r)	1,135,000	1,135,000
Westminster Colorado Economic Development Authority
Revenue Tax Increment VRDN, 0.20%, 12/1/28,
LOC: U.S. Bank (r)	3,600,000	3,600,000
		17,390,000

Connecticut - 2.4%
Connecticut State GO Bonds, 5.125%, 11/15/16
(prerefunded 11/15/11 @ 100)	5,000,000	5,086,938
Connecticut State Health & Educational Facility Authority
Revenue VRDN, 0.45%, 7/1/38, LOC: Sovereign Bank,
C/LOC: Banco Santander (r)	4,560,000	4,560,000
Connecticut State HFA Revenue VRDN, 0.07%, 7/1/32,
LOC: HSBC USA, Inc. (r)	2,155,000	2,155,000
		11,801,938

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
District Of Columbia - 2.9%
District of Columbia GO VRDN,
0.06%, 6/1/27, LOC: TD Bank (r)	$5,895,000	$5,895,000
District of Columbia Housing Finance Agency MFH
Revenue VRDN, 0.08%, 11/1/38, CEI: Freddie Mac (r)	2,775,000	2,775,000
District of Columbia Revenue VRDN:
0.16%, 9/1/23, LOC: Bank of America (r)	2,585,000	2,585,000
0.08%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
		14,255,000

Florida - 0.6%
Collier County Florida MFH Finance Authority Revenue
VRDN, 0.09%, 7/15/34, LOC: Fannie Mae (r)	2,200,000	2,200,000
Palm Beach County Florida Revenue VRDN, 0.12%,
1/1/34, LOC: TD Bank (r)	710,000	710,000
		2,910,000

Georgia - 0.4%
Columbus Georgia Downtown Development Authority Revenue
VRDN, 0.24%, 8/1/15, LOC: Columbus Bank & Trust,
C/LOC: FHLB (r)	1,910,000	1,910,000

Hawaii - 0.1%
Hawaii State Department of Budget & Finance Revenue
VRDN, 0.19%, 12/1/21, LOC: Union Bank (r)	270,500	270,500

Idaho- 2.1%
Idaho GO Notes, 2.00%, 6/29/12	10,000,000	10,172,500

Illinois - 8.7%
Greenville Illinois Revenue VRDN, 0.60%, 11/1/36,
LOC: PNC Bank (mandatory put, 11/1/11 @ 100) (r)	2,200,000	2,200,000
Illinois State Development Finance Authority Revenue VRDN:
0.11%, 6/1/19, LOC: Northern Trust Co. (r)	3,665,000	3,665,000
0.10%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Finance Authority Revenue VRDN:
0.03%, 2/15/33, LOC: Northern Trust Co. (r)	7,200,000	7,200,000
0.15%, 9/1/38, LOC: Comerica Bank (r)	9,125,000	9,125,000
Illinois State Toll Highway Authority Revenue VRDN:
0.03%, 7/1/30, LOC: Northern Trust Co. (r)	500,000	500,000
0.11%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	10,000,000	10,000,000
Springfield Illinois Community Improvement Revenue
VRDN, 0.11%, 9/1/17, LOC: Harris National (r)	4,400,000	4,400,000
		42,090,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Indiana - 3.7%
Goshen Indiana Economic Development Revenue VRDN,
0.10%, 10/1/42, LOC: JPMorgan Chase Bank (r)	$8,470,000	$8,470,000
Indiana State Development Finance Authority Revenue
VRDN, 0.50%, 7/1/18, LOC: JPMorgan Chase Bank (r)	300,000	300,000
Jasper County Indiana Industrial Economic Recovery
Revenue VRDN, 0.14%, 2/1/22, LOC: Farm Credit
Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Terre Haute Indiana International Airport Authority Revenue
VRDN, 0.16%, 2/1/21, LOC: Old National Bank,
C/LOC: Northern Trust Co. (r)	1,560,000	1,560,000
Vigo County Indiana Industrial Economic Development
Revenue VRDN, 0.28%, 5/1/16, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
		18,005,000

Iowa - 1.1%
Hills City Iowa Health Facilities Revenue VRDN, 0.07%, 8/1/35,
LOC: U.S. Bank (r)	1,800,000	1,800,000
Iowa State Finance Authority Revenue VRDN, 0.19%, 7/1/18,
LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r).	3,650,000	3,650,000
		5,450,000

Kansas - 1.0%
Wichita Kansas GO Notes, 0.45%, 9/15/11	5,000,000	5,000,000

Kentucky - 0.5%
Winchester Kentucky Industrial Building Revenue VRDN,
0.33%, 10/1/18, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000

Louisiana - 0.0%
Louisiana State Housing Finance Agency Revenue VRDN,
0.09%, 3/15/37, CEI: Fannie Mae (r)	5,000	5,000

Maryland - 5.8%
Baltimore County Maryland Revenue VRDN, 0.27%,
10/1/31, LOC: SunTrust Bank (r)	4,665,000	4,665,000
Maryland State Health & Higher Educational Facilities
Authority Revenue VRDN, 0.08%, 1/1/21,
LOC: M&T Trust Co. (r)	7,905,000	7,905,000
Maryland State Transportation Authority Revenue VRDN,
0.07%, 7/1/13, LOC: State Street Bank (r)	6,875,000	6,875,000
Montgomery County Maryland Housing Opportunities
Commission Revenue VRDN, 0.04%, 12/1/30,
CEI: Fannie Mae (r)	8,600,000	8,600,000
		28,045,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Massachusetts - 2.8%
Commonwealth of Massachusetts GO Bonds, 5.375%,
12/1/19 (prerefunded 12/01/11 @ 100)	$ 5,000,000	$5,103,075
Massachusetts State Development Finance Agency Revenue VRDN:
0.03%, 6/1/23, LOC: RBS Citizens, C/LOC: FHLB (r)	4,400,000	4,400,000
0.06%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000
		13,478,075

Michigan - 1.9%
Chelsea Michigan Economic Development Corp. LO Revenue
VRDN, 0.10%, 10/1/36, LOC: Comerica Bank (r)	1,500,000	1,500,000
Michigan State Hospital Finance Authority Revenue
VRDN, 0.24%, 3/1/30, LOC: Comerica Bank (r)	7,800,000	7,800,000
		9,300,000

Mississippi - 3.3%
Mississippi Business Finance Corp. Revenue VRDN,
0.28%, 12/1/39, LOC: Midland State Bank,
C/LOC: FHLB (r)	3,920,000	3,920,000
Mississippi State Business Finance Corp. Revenue
VRDN, 0.10%, 3/1/17, LOC: PNC Bank (r)	3,000,000	3,000,000
Mississippi State Home Corp. MFH Revenue
VRDN, 0.16%, 8/15/40, CEI: Fannie Mae	2,360,000	2,360,000
Prentiss County Mississippi Revenue VRDN, 0.75%,
10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		16,030,000

Missouri - 2.3%
Carthage Missouri IDA Revenue VRDN, 0.33%, 9/1/30,
LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN,
0.08%, 9/15/32, CEI: Fannie Mae (r)	2,605,000	2,605,000
Missouri State Health & Educational Facilities Authority
Revenue VRDN, 0.08%, 12/1/35, LOC: Commerce Bank (r)	6,700,000	6,700,000
		11,305,000

Nevada - 1.5%
Nevada State Housing Division Revenue VRDN, 0.08%,
4/15/39, CEI: Fannie Mae (r)	7,300,000	7,300,000

New Hampshire - 0.5%
New Hampshire State Health & Education Facilities Authority
Revenue VRDN, 0.09%, 10/1/23, LOC: Bank of America (r)	2,615,000	2,615,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
New Jersey - 2.8%
New Jersey State Economic Development Authority Revenue
VRDN, 0.17%, 11/1/40, LOC: Valley National Bank (r)	$ 6,455,000	$6,455,000
New Jersey State Health Care Facilities Financing Authority
Revenue VRDN, 0.07%, 7/1/33, LOC: Bank of America (r)	2,390,000	2,390,000
New Jersey State Turnpike Authority Revenue VRDN,
0.04%, 1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000
		13,645,000

New York - 10.7%
Albany New York IDA Revenue VRDN, 0.14%, 6/1/34,
LOC: M&T Trust Co. (r)	5,600,000	5,600,000
Long Island New York Power Authority Revenue
VRDN, 0.06%, 5/1/33, LOC: WestLB (r)	7,000,000	7,000,000
Monroe County New York IDA Revenue VRDN, 0.24%,
12/1/34, LOC: M&T Trust Co. (r)	1,385,000	1,385,000
New York State Dormitory Authority Revenue VRDN,
0.05%, 7/1/38, LOC: TD Bank (r)	4,000,000	4,000,000
New York State Housing Finance Agency Revenue VRDN:
0.09%, 5/15/33, CEI: Fannie Mae (r)	5,100,000	5,100,000
0.07%, 5/15/34, CEI: Fannie Mae (r)	4,300,000	4,300,000
0.07%, 5/15/37, CEI: Fannie Mae (r)	10,000,000	10,000,000
Oswego County New York IDA Civic Facilities Revenue
VRDN, 0.15%, 1/1/24, LOC: M&T Trust Co. (r)	3,825,000	3,825,000
Westchester County New York IDA Revenue VRDN,
0.31%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco
Santander (r)	10,760,000	10,760,000
		51,970,000

Ohio - 1.9%
Allen County Ohio Hospital Facilities Revenue VRDN, 0.03%,
6/1/34, LOC: Bank of Nova Scotia (r)	4,000,000	4,000,000
Hamilton County Ohio Healthcare and Life Enriching
Community Revenue VRDN, 0.11%, 1/1/37, LOC:
PNC Bank (r)	5,345,000	5,345,000
		9,345,000

Oklahoma - 1.0%
Pittsburg County Oklahoma Economic Development
Authority Revenue VRDN, 0.14%, 10/1/21,
LOC: PNC Bank (r)	5,000,000	5,000,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Pennsylvania - 4.0%
Allegheny County Pennsylvania IDA Revenue VRDN, 0.10%,
6/1/38, LOC: PNC Bank (r)	$1,145,000	$1,145,000
Beaver County Pennsylvania IDA Revenue VRDN, 0.03%,
4/1/41, LOC: UBS AG (r)	5,000,000	5,000,000
Butler County Pennsylvania IDA Revenue VRDN, 0.08%,
5/1/34, LOC: Bank of America (r)	2,355,000	2,355,000
Haverford Township Pennsylvania School District GO
VRDN, 0.09%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.10%, 7/1/38,
LOC: Bank of Scotland (r)	8,815,000	8,815,000
		19,315,000

Rhode Island - 2.4%
Rhode Island State Health & Educational Building
Corp. Revenue VRDN:
0.16%, 12/1/31, LOC: RBS Citizens (r)	2,090,000	2,090,000
0.16%, 4/1/35, LOC: RBS Citizens (r)	9,735,000	9,735,000
		11,825,000

South Carolina - 0.5%
South Carolina State Jobs-Economic Development
Authority Health Facilities Revenue VRDN, 0.08%,
4/1/27, LOC: Wachovia Bank (r)	2,600,000	2,600,000

Tennessee - 1.2%
Loudon Tennessee Industrial Development Board Revenue
VRDN, 0.35%, 4/1/13, LOC: JPMorgan Chase Bank (r) .	515,000	515,000
Sevier County Tennessee Public Building Authority Revenue
VRDN, 0.13%, 6/1/25, LOC: SmartBank,
C/LOC: FHLB (r)	5,030,000	5,030,000
		5,545,000

Texas - 2.1%
Texas State Tax & Revenue Anticipation Notes, 2.00%, 8/31/11	10,000,000	10,027,551

Vermont - 1.1%
Vermont State Educational & Health Buildings Financing
Agency Revenue VRDN:
0.13%, 6/1/22, LOC: Chittenden Trust Company,
C/LOC: Wells Fargo Bank (r)	620,000	620,000
0.03%, 10/1/28, LOC: TD Bank (r)	935,000	935,000
0.09%, 1/1/33, LOC: TD Bank (r)	3,515,000	3,515,000
		5,070,000

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Virginia - 4.7%
Alexandria Virginia IDA Revenue VRDN, 0.09%, 10/1/30,
LOC: Branch Bank & Trust (r)	$15,300,000	$15,300,000
Chesapeake Virginia Hospital Authority Revenue
VRDN, 0.09%, 7/1/31, LOC: SunTrust Bank,
C/LOC: FHLB (r)	7,455,000	7,455,000
		22,755,000

Wisconsin - 4.3%
Grafton Wisconsin IDA Revenue VRDN, 0.70%,
12/1/17, LOC: U.S. Bank (r)	1,320,000	1,320,000
Wisconsin State Health & Educational Facilities
Authority Revenue VRDN:
0.32%, 11/1/23, LOC: U.S. Bank (r)	5,500,000	5,500,000
0.10%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,560,000	4,560,000
0.07%, 4/1/35, LOC: U.S. Bank (r)	9,300,000	9,300,000
		20,680,000

Wyoming - 2.7%
Gillette Wyoming Pollution Control Revenue VRDN, 0.06%,
1/1/18, LOC: Barclays Bank (r)	13,100,000	13,100,000

Total Municipal Obligations (Cost $481,330,564)		481,330,564

TOTAL INVESTMENTS (Cost $481,330,564) - 99.4%		481,330,564
Other assets and liabilities, net - 0.6%		3,125,278
net assets - 100%		$484,455,842

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 484,586,837 Class O shares of beneficial
interest, unlimited number of no par value shares authorized	$484,478,150
Undistributed net investment income	15,440
Accumulated net realized gain (loss) on investments	(37,748)

NET ASSETS	$484,455,842

NET ASSET VALUE PER SHARE	$1.00

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

TAX-FREE BOND FUND
STATEMENT OF NET ASSETS
JUNE 30, 2011

	PRINCIPAL
MUNCIPAL OBLIGATIONS - 99.0%	AMOUNT	VALUE
Alabama - 1.7%
Birmingham Alabama Water Works Board Revenue Bonds,
4.25%, 1/1/29	$ 1,000,000	$962,900
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	2,000,000	2,180,180
		3,143,080

California - 1.5%
Hawaiian Gardens California Public Finance Authority Tax
Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,435,440
5.25%, 12/1/23	1,000,000	954,890
Long Beach California Unified School District GO Bonds,
Zero Coupon, 8/1/25	1,000,000	432,960
		2,823,291

Colorado - 3.1%
Colorado State Health Facilities Authority Revenue Bonds:
5.25%, 11/15/35 (r)	2,710,000	2,673,144
5.00%, 7/1/39	2,000,000	1,927,080
Colorado State HFA Revenue VRDN, 0.13%, 2/1/31 (r)	1,100,000	1,100,000
		5,700,224

Connecticut - 1.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds:
5.00%, 7/1/35	1,015,000	1,044,252
4.85%, 7/1/37	1,360,000	1,382,930
5.05%, 7/1/42	1,000,000	1,033,960
		3,461,142

District Of Columbia - 1.8%
Metropolitan Washington DC Airport Authority System Revenue
Bonds, 5.00%, 10/1/25	3,250,000	3,305,575

Florida - 8.8%
Highlands County Florida Health Facilities Authority Revenue
Bonds:
5.125%, 11/15/32 (r)	4,060,000	4,025,896
5.625%, 11/15/37 (r)	1,080,000	1,101,956
Miami-Dade County Florida Aviation Revenue Bonds,
5.00%, 10/1/41	2,500,000	2,412,925

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	PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Florida - Cont’d
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	$ 2,000,000	$2,691,960
Miami-Dade County Florida IDA Revenue Bonds, 8.00%,
6/1/22	775,000	733,522
Miami-Dade County Florida Professional Sports Franchise
Facilities Tax Revenue Bonds, 5.25%, 10/1/30
(escrowed to maturity)	2,675,000	3,108,992
Miami-Dade County Florida School Board COPs,
5.00%, 8/1/20	1,000,000	1,017,260
University Athletic Association, Inc. Athletic Program
Revenue Bonds, 3.75%, 10/1/27 (mandatory put,
10/1/11 @ 100) (r)	1,265,000	1,272,223
		16,364,734

Georgia - 2.2%
Columbus Georgia Downtown IDA Revenue Bonds,
5.61%, 7/1/29 (j)(r)*	3,900,000	1,287,000
Georgia State GO Bonds:
5.00%, 1/1/27	1,150,000	1,263,758
4.50%, 1/1/29	1,500,000	1,552,125
		4,102,883

Guam- 0.8%
Guam Government Highway & Transportation Authority
Revenue LO Bonds, 4.50%, 5/1/12	1,500,000	1,504,215

Hawaii - 1.7%
Honolulu City and County Hawaii GO Bonds:
Series A, 5.00%, 7/1/26	1,000,000	1,064,250
Series B, 5.00%, 12/1/34	2,000,000	2,082,260
		3,146,510

Illinois - 1.6%
Illinois State Metropolitan Pier and Exposition Authority
Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	502,690
Illinois State Toll Highway Authority Revenue VRDN,
0.11%, 7/1/30 (r)	1,200,000	1,200,000
Lake County Illinois Community High School District
GO Bonds, 7.375%, 2/1/20	1,000,000	1,322,550
		3,025,240

Iowa- 0.6%
Iowa State SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,084,050

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	PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Kansas - 1.1%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	$1,000,000	$1,067,640
5.75%, 11/15/38	1,000,000	1,054,940
		2,122,580

Louisiana - 0.8%
Louisiana State Public Facilities Authority Revenue
Bonds, 5.25%, 11/1/17	1,340,000	1,474,402

Maryland - 0.4%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	189,000	175,643
Series B, 3.907%, 7/1/14 (r)	514,000	477,676
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	65,538
Series C, Zero Coupon, 7/1/48 (k)	337,865	3
		718,860

Massachusetts - 2.8%
Boston Massachusetts Water & Sewer Commission
Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,077,590
Massachusetts State Health & Educational Facilities
Authority Revenue Bonds:
5.00%, 7/15/35	1,000,000	1,000,530
5.00%, 7/15/36	3,040,000	3,126,062
		5,204,182

Michigan - 0.5%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,009,980

New Jersey - 3.7%
Essex County New Jersey Improvement Authority Revenue
Bonds, 5.25%, 12/15/21	3,280,000	3,688,754
New Jersey State Transportation Trust Fund Authority
Revenue Bonds, 5.25%, 12/15/23	1,830,000	1,951,475
Ocean County New Jersey Utilities Authority Wastewater
Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,159,310
		6,799,539

New Mexico - 2.7%
Albuquerque Bernalillo County Water Utility Authority
Revenue Bonds, 5.00%, 7/1/26	1,015,000	1,098,352
New Mexico State Hospital Equipment Loan Council
Revenue Bonds, 5.125%, 8/1/35	4,010,000	3,985,098
		5,083,450

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	PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
New York - 1.3%
New York State Dormitory Authority Revenue Bonds,
5.00%, 3/15/37	$ 1,430,000	$1,463,376
New York State Local Government Assistance Corp.
Revenue Bonds, 6.00%, 4/1/14	960,000	1,043,088
		2,506,464

North Carolina - 3.7%
Columbus County North Carolina Industrial Facilities
& Pollution Control Financing Authority Revenue
Bonds, 5.70%, 5/1/34	1,000,000	998,010
North Carolina State Medical Care Commission Revenue
Bonds, 5.00%, 6/1/42	3,700,000	3,704,625
Wake County North Carolina GO Bonds:
5.00%, 3/1/23 (prerefunded 3/01/19 @ 100)	375,000	449,948
5.00%, 3/1/23	1,625,000	1,841,596
		6,994,179

North Dakota - 1.5%
Three Affiliated Tribes of the Fort Berthold Reservation
Revenue Bonds, 7.128%, 11/1/19 (r)	3,070,000	2,734,142

Ohio - 4.5%
Cincinnati Ohio City School District GO Bonds,
5.25%, 12/1/30	1,000,000	1,095,030
Kent State University Revenue Bonds, 5.00%, 5/1/21	2,565,000	2,791,720
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,444,700
Ohio State University GR Revenue Bonds, 5.00%, 12/1/29	2,000,000	2,139,840
		8,471,290

Oregon - 1.2%
Oregon State GO Bonds, 5.00%, 8/1/25	1,985,000	2,217,265

Pennsylvania - 2.5%
Allegheny County Pennsylvania Hospital Development
Authority Revenue VRDN, 0.10%, 7/15/28 (r)	1,400,000	1,400,000
Mount Lebanon Pennsylvania School District GO
Bonds, 5.00%, 2/15/27	2,000,000	2,145,180
South Wayne County Pennsylvania Water and Sewer
Authority Revenue Bonds:
5.95%, 10/15/11 (escrowed to maturity)	730,000	740,651
5.95%, 10/15/12 (escrowed to maturity)	285,000	302,781
		4,588,612

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	PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Puerto Rico - 2.7%
Puerto Rico Commonwealth GO Bonds, 6.50%, 7/1/14	$ 1,000,000	$1,112,440
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, 5.00%, 7/1/40
(prerefunded 7/01/15 @ 100)	500,000	580,845
Puerto Rico Highway & Transportation Authority
Revenue Bonds, 5.50%, 7/1/29	2,000,000	2,088,700
Puerto Rico Public Finance Corp. Revenue Bonds,
5.50%, 8/1/27 (escrowed to maturity)	1,000,000	1,207,210
		4,989,195

Rhode Island - 0.2%
Rhode Island Port Authority and Economic Development
Corp. Airport Revenue Bonds, 7.00%, 7/1/14	275,000	289,759

South Carolina - 3.9%
Charleston South Carolina Waterworks & Sewer
Revenue Bonds, 5.00%, 1/1/41	1,000,000	1,049,360
Columbia South Carolina Waterworks & Sewer System
Revenue Bonds:
5.00%, 2/1/28	3,000,000	3,155,910
5.00%, 2/1/30	1,000,000	1,062,320
South Carolina State Public Service Authority Revenue
Bonds, 4.75%, 1/1/23	2,000,000	2,082,760
		7,350,350

Tennessee - 1.9%
Memphis Tennesee GO Bonds:
5.00%, 7/1/23	1,000,000	1,132,730
5.00%, 4/1/25 (prerefunded 4/01/19 @ 100)	2,000,000	2,397,560
		3,530,290

Texas - 14.3%
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,142,260
Dallas Texas Area Rapid Transit Revenue Bonds, 5.00%,
12/1/28	1,475,000	1,575,669
Harris County Texas Flood Control District Revenue
Bonds, 5.00%, 10/1/27	2,500,000	2,738,175
Hidalgo County Texas Drain District No 1 Bonds,
5.00%, 9/1/25	3,010,000	3,231,355
Houston Texas GO Bonds, 5.00%, 3/1/21	1,160,000	1,287,426
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	2,505,000	3,021,431
Longview Texas Independent School District GO Bonds,
Zero Coupon, 2/15/18	500,000	424,590

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	PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Texas - Cont’d
Manor Texas Independent School District GO Bonds,
4.50%, 8/1/24	$ 1,000,000	$1,034,160
Mission Economic Development Corp. Revenue Bonds,
6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,151,960
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,175,950
5.25%, 2/1/35	3,345,000	3,775,468
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,111,590
Texas Transportation Commission Revenue Bonds,
4.375%, 4/1/25	2,000,000	2,053,420
		26,723,454

Vermont - 9.1%
Burlington Vermont Electric Revenue Bonds, 5.375%, 7/1/12	1,405,000	1,471,822
Rutland County Vermont Solid Waste District Revenue Bonds:
6.80%, 11/1/11	100,000	101,764
6.85%, 11/1/12	100,000	106,692
University of Vermont and State Agriculture College
Revenue Bonds:
5.00%, 10/1/23	1,000,000	1,045,860
5.125%, 10/1/27 (prerefunded 10/01/12 @ 100)	1,000,000	1,059,760
Vermont State Educational & Health Buildings Financing
Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,039,940
5.00%, 10/1/23	1,000,000	994,490
5.00%, 11/1/32	1,810,000	1,821,258
5.00%, 10/31/46	1,000,000	1,013,480
Vermont State GO Bonds:
5.00%, 8/15/20	1,000,000	1,174,970
4.25%, 3/1/26	905,000	940,386
4.50%, 7/15/26	1,000,000	1,046,250
4.50%, 3/1/28	1,150,000	1,199,174
Vermont State Housing Finance Agency Revenue Bonds,
5.35%, 5/1/36	85,000	86,551
Vermont State Housing Finance Agency Single Family
Revenue Bonds:
4.00%, 11/1/12 (r)	445,000	455,444
5.25%, 11/1/20	135,000	135,088
5.55%, 11/1/21	365,000	365,277
4.90%, 11/1/22	585,000	588,522
Vermont State Municipal Bond Bank Revenue Bonds,
5.00%, 12/1/17	1,000,000	1,113,250
Vermont State Public Power Supply Authority Revenue Bonds,
5.25%, 7/1/13	1,200,000	1,295,016
		17,054,994

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	PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	$ 1,000,000	$1,108,830
6.375%, 10/1/19	1,000,000	1,005,290
4.25%, 10/1/29	200,000	166,548
		2,280,668

Virginia - 2.4%
Chesterfield County Virginia IDA Pollution Control
Revenue Bonds:
Series A, 5.875%, 6/1/17 (r)	1,700,000	1,738,250
Series B, 5.875%, 6/1/17 (r)	750,000	766,875
Loudoun County Virginia Sanitation Authority Revenue
Bonds, 5.00%, 1/1/27	1,725,000	1,901,864
		4,406,989

Washington - 6.1%
Clark County Washington School District GO Bonds,
5.00%, 12/1/22	1,500,000	1,640,580
King County Washington Sewer Revenue Bonds, 5.00%,
1/1/50	3,000,000	3,004,320
Washington State GO Bonds:
5.00%, 2/1/23	1,000,000	1,113,660
5.00%, 1/1/28	3,090,000	3,276,296
Washington State Health Care Facilities Authority Revenue
Bonds, 4.875%, 10/1/30	2,310,000	2,306,974
		11,341,830

West Virginia - 1.1%
West Virginia State Economic Development Authority
Commonwealth Development Revenue Bonds,
6.68%, 4/1/25 (g)(r)*	24,320,000	2,067,200

Wisconsin - 1.4%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds, 5.00%, 11/15/30	2,600,000	2,640,742

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			PRINCIPAL
MUNCIPAL OBLIGATIONS - CONT’D			AMOUNT	VALUE
Other - 2.3%
Capital Trust Agency Housing Revenue Bonds, 5.95%,
1/15/39 (c)*			$ 14,452,566	4,335,047

Total Municipal Obligations (Cost $215,362,548)				184,596,407

TOTAL INVESTMENTS (Cost $215,362,548) - 99.0%				184,596,407
Other assets and liabilities, net - 1.0%				1,931,687
net assets - 100%				186,528,094

NET ASSETS CONSIST OF:
Paid-in capital applicable to 12,129,709 Class A shares of
beneficial interest, unlimited number of no par shares authorized				242,706,962
Undistributed net investment income (loss)				(1,138,635)
Accumulated net realized gain (loss) on investments				(24,325,940)
Net unrealized appreciation (depreciation) on investments				(30,714,293)

NET ASSETS				186,528,094

NET ASSET VALUE PER SHARE				15.38

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
30 Year U.S. Treasury Bonds	70	9/11	$ 8,612,188	$ 51,848

See notes to statements of net assets and notes to financial statements.

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NOTES TO STATEMENTS OF NET ASSETS

(c)     Capital Trust Agency Housing Revenue Bonds in Tax-Free Bond are no longer accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds previously held by the Fund.

(g)     West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) in Tax-Free Bond are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j)     Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) in Tax-Free Bond are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k)    Maryland State Economic Development Corp. Revenue Bonds Series B and C in Tax-Free Bond were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Fund. Series B is not accruing interest.

(r)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*     Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
GR: General Receipt
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LO: Limited Obligation
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

See notes to financial statements.

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STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

	MONEY MARKET	TAX-FREE
NET INVESTMENT INCOME	PORTFOLIO	BONDFUND
Investment Income:
Interest income	$730,597	$4,070,789

Expenses:
Investment advisory fee	630,530	564,550
Transfer agency fees and expenses	280,001	94,622
Distribution Plan expenses:
Class A	—	84,683
Trustees’ fees and expenses	13,819	5,112
Administrative fees:
Class O	659,128	—
Class A	—	40,000
Accounting fees	36,415	14,901
Custodian fees	65,139	13,042
Registration fees	12,742	10,105
Reports to shareholders	42,769	17,332
Professional fees	14,557	16,870
Miscellaneous	55,971	4,417
Total expenses	1,811,071	865,634
Reimbursement from Advisor:
Class O	(1,082,509)	—
Fees paid indirectly	(14,494)	(196)
Net expenses	714,068	865,438

NET INVESTMENT INCOME	16,529	3,205,351

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(900)	84,996
Futures	—	(136,688)
	(900)	(51,692)

Change in unrealized appreciation (depreciation) on:
Investments	—	3,503,799
Futures	—	(198,077)
	—	3,305,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	(900)	3,254,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,629	$6,459,381

See notes to financial statements.

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MONEY MARKET PORTFOLIO STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
Increase (decrease) In net assets	2011	2010
Operations:
Net investment income	$ 16,529	$ 77,054
Net realized gain (loss)	(900)	—

Increase (decrease) In net assets
resultIng from oPeratIons	15,629	77,054

Distributions to shareholders from:
Net investment income:
Class O shares	(25,313)	(55,343)
Total distributions	(25,313)	(55,343)

Capital share transactions:
Shares sold:
Class O shares	135,819,237	272,382,860
Reinvestment of distributions:
Class O shares	23,731	55,802
Shares redeemed:
Class O shares	(182,841,482)	(372,440,354)
Total capital share transactions	(46,998,514)	(100,001,692)

total Increase (decrease) In net assets	(47,008,198)	(99,979,981)

net assets
Beginning of period	531,464,040	631,444,021
End of period (including undistributed net investment
income of $15,440 and $24,224, respectively)	$ 484,455,842	$ 531,464,040

See notes to financial statements.

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	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
CAPITAL SHARE ACTIVITY	2011	2010
Shares sold:
Class O shares	135,819,237	272,382,860
Reinvestment of distributions:
Class O shares	23,731	55,802
Shares redeemed:
Class O shares	(182,841,482)	(372,440,354)
Total capital share activity	(46,998,514)	(100,001,692)

See notes to financial statements.

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TAX-FREE BOND FUND STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 20,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$ 3,205,351	$ 6,806,397
Net realized gain (loss) on investments	(51,692)	(6,983,531)
Change in unrealized appreciation (depreciation)	3,305,722	431,989

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,459,381	254,855

Distributions to shareholders from:
Net investment income	(3,192,862)	(7,038,680)
Net realized gain	—	(246,126)
Total distributions	(3,192,862)	(7,284,806)

Capital share transactions:
Shares sold	4,418,803	14,928,190
Reinvestment of distributions	2,562,873	5,795,294
Redemption fees	183	626
Shares redeemed	(25,813,303)	(45,609,861)
Total capital share transactions	(18,831,444)	(24,885,751)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,564,925)	(31,915,702)

NET ASSETS
Beginning of period	202,093,019	234,008,721
End of period (including distributions in excess
of net investment income of $1,138,635 and
$1,151,124 respectively)	$ 186,528,094	$ 202,093,019

CAPITAL SHARE ACTIVITY
Shares sold	292,326	949,327
Reinvestment of distributions:	170,096	370,234
Shares redeemed	(1,720,775)	(2,913,999)
Total capital share activity	(1,258,353)	(1,594,438)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios: Money Market and Tax-Free Bond. Money Market is registered as a diversified portfolio and Tax-Free Bond as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

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Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

MONEY MARKET	VALUATION INPUTS
Investments In securItIes	Level 1	Level 2	Level 3	Total
Municipal obligations	—	$481,330,564	—	$481,330,564
TOTAL	—	$481,330,564	—	$481,330,564

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tax-free Bond	VALUATION INPUTS
Investments In securItIes	Level 1	Level 2	Level 3	Total
Municipal obligations	—	$ 184,596,407	—	$ 184,596,407
TOTAL	—	$ 184,596,407	—	$ 184,596,407

Other financial instruments*	$ 51,848	—	—	$ 51,848

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering the value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: Tax-Free Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing

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corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.

(See Notes to Statements of Net Assets on page 28.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

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Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

	FIRST	NEXT	OVER
	$500 MILLION	$500 MILLION	$1 BILLION
Money Market	.25%	.20%	.15%
Tax-Free Bond	.60%	.50%	.40%

Under the terms of the agreement, $100,811 and $92,923 was payable at period end for Money Market and Tax-Free Bond, respectively. In addition, $148,457 was receivable at period end from the Advisor for reimbursement of operating expenses and $23,934 was payable at period end for operating expenses paid by the Advisor during June 2011, for Money Market and Tax-Free Bond, respectively.

The Advisor voluntarily reimbursed Money Market Class O shares for expenses of $1,082,509 to maintain a positive yield during the six months ended June 30, 2011.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O of Money Market pays an annual fee, payable monthly, of .26% based on the Portfolio’s average daily net assets. Tax-Free Bond pays monthly an annual fee of $80,000. Under the terms of the agreement, $104,844 and $6,667 was payable at period end for Money Market and Tax-Free Bond, respectively.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Tax-Free Bond allows the Portfolio to pay CID for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Tax-Free Bond. The amount actually paid by Tax-Free Bond, is an annualized fee, payable monthly of .09% of the Portfolio’s average daily net assets of Class A. Under the terms of the agreement, $13,939 was payable at period end for Tax-Free Bond.

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CID received $23,183 as its portion of commissions charged on sales of Tax-Free Bond during the six months ended June 30, 2011.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $153,969 and $18,328 for the six months ended June 30, 2011 for Money Market and Tax-Free Bond, respectively. Under the terms of the agreement, $24,515 and $2,940 was payable at period end for Money Market and Tax-Free Bond, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Trustee’s fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

		TAX-FREEBOND
Purchases		$ 6,772,360
Sales		27,264,988

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	TAX-FREE BOND
31-Dec-11	—	($ 1,407,605)
31-Dec-12	—	(2,278,445)
31-Dec-13	—	(616,112)
31-Dec-14	—	(8,160,996)
31-Dec-15	—	(4,279,054)
31-Dec-16	($36,848)	(565,078)
31-Dec-18	—	(6,629,505)

Tax-Free Bond’s use of net capital loss carryforwards may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to

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be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax-Free Bond Fund intends to elect to defer net capital losses of $86,292 incurred from November 1, 2010 through December 31, 2010 and treat them as arising in the calendar year ending December 31, 2011.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax costs were as follows:

	MONEY MARKET	TAX-FREE BOND
Unrealized appreciation	—	$5,029,278
Unrealized (depreciation)	—	(35,740,191)
Net unrealized appreciation/(depreciation)	—	($30,710,913)

Federal income tax cost of investments	$481,330,564	$215,307,320

The Portfolios may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interport-folio transactions are primarily used for cash management purposes. Interport-folio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2011, such purchase and sales transactions were:

	money market	tax-freeBond
Purchases	$ 153,455,000	$22,725,000
Sales	125,620,000	20,780,000

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolios had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowings by the Portfolios under the agreement were as follows:

		WEIGHTED		MONTH OF
	AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
	DAILY	INTEREST	AMOUNT	AMOUNT
PortfolIo	BALANCE	RATE	BORROWED	BORROWED
Money Market	$ 3,560	1.49%	$ 272,916	February 2011
Tax-Free Bond	19,110	1.48%	1,263,706	January 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

	Periods ended
	June 30,		December 31,	December 31,
class O shares	2011		2010	2009
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		.0001	.001
Distributions from:
Net investment income	**		(.0001)	(.001)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.01%	.07%
Ratios to average net assets: A
Net investment income	01	% (a)	.01%	.08%
Total expenses	71	% (a)	.70%	.73%
Expenses before offsets	29	% (a)	.36%	.64%
Net expenses	28	% (a)	.35%	.63%
Net assets, ending (in thousands)	$484,456		$531,464	$631,444

			Years ended
	December 31,		December 31	December 31,
class O shares	2008		2007	2006
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.018		.030	.028
Distributions from:
Net investment income	(.018)		(.030)	(.028)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	1.83%		3.06%	2.83%
Ratios to average net assets: A
Net investment income	1.82%		3.00%	2.78%
Total expenses	.68%		.68%	.69%
Expenses before offsets	.68%		.68%	.69%
Net expenses	.67%		.66%	.67%
Net assets, ending (in thousands)	$760,722		$901,876	$903,667

See notes to financial highlights.

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TAX-FREE BOND FUND FINANCIAL HIGHLIGHTS
			Periods ended
	June 30,		December 31,	December 31,
class A shares	2011		2010	2009
Net asset value, beginning	$15.10		$15.62	$14.80
Income from investment operations:
Net investment income	.25		.47	.54
Net realized and unrealized gain (loss).	.29		(.48)	.85
Total from investment operations	.54		(.01)	1.39
Distributions from:
Net investment income	(.26)		(.49)	(.54)
Net realized gain	—		(.02)	(.03)
Total distributions	(.26)		(.51)	(.57)
Total increase (decrease) in net asset value	.28		(.52)	.82
Net asset value, ending	$15.38		$15.10	$15.62

Total return*	3.59%		(.13%)	9.50%
Ratios to average net assets: A
Net investment income	3.41	% (a)	3.02%	3.11%
Total expenses	.92	% (a)	.90%	.92%
Expenses before offsets	.92	% (a)	.90%	.92%
Net expenses	.92	% (a)	.90%	.92%
Portfolio turnover	4%		37%	101%
Net assets, ending (in thousands)	$186,528		$202,093	$234,009

			Years ended
	December 31,		December 31,	December 31,
class A shares	2008		2007	2006
Net asset value, beginning	$16.24		$16.57	$16.54
Income from investment operations:
Net investment income	.62		.62	.66
Net realized and unrealized gain (loss)	(1.44)		(.33)	.03
Total from investments	(.82)		.29	.69
Distributions from:
Net investment income	(.62)		(.62)	(.66)
Net realized gain	—		—	—
Total distributions	(.62)		(.62)	(.66)
Total increase (decrease) in net asset value	(1.44)		(.33)	.03
Net asset value, ending	$14.80		$16.24	$16.57

Total return*	(5.18%)		1.80%	4.25%
Ratios to average net assets: A
Net investment income	3.93%		3.79%	3.93%
Total expenses	.93%		.91%	.88%
Expenses before offsets	.93%		.91%	.82%
Net expenses	.92%		.90%	.80	% #
Portfolio turnover	48%		47%	60%
Net assets, ending (in thousands)	$49,369		$53,381	$52,855

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)	Annualized.
*	Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.
**	Net investment income and distributions from net investment income are less than $0.0001 per share.
#	Net expenses would have been .86% absent the non-recurring fee waiver by the Fund’s third party service provider.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry clas-sification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities

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held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.calvert.com CALVERT TAX-FREE RESERVES FUND SEMI-ANNUAL REPORT (UNAUDITED) 47

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account

Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments, Inc.
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT	CALVERT’S	Equity Funds
TAX-FREE	FAMILY OF FUNDS	Enhanced Equity Portfolio
RESERVES		Equity Portfolio
	Tax-Exempt Money	Large Cap Growth Fund
	Market Funds	Large Cap Value Fund
	CTFR Money Market Portfolio	Social Index Fund
Capital Accumulation Fund
	Taxable Money Market	International Equity Fund
	Funds	Small Cap Fund
	First Government Money	Global Alternative Energy
	Market Fund	Fund
	Money Market Portfolio	Global Water Fund
International Opportunities
	Municipal Funds	Fund
Tax-Free Bond Fund
Balanced and Asset
	Taxable Bond Funds	Allocation Funds
	Bond Portfolio	Balanced Portfolio
	Income Fund	Conservative Allocation Fund
	Short Duration Income Fund	Moderate Allocation Fund
	Long-Term Income Fund	Aggressive Allocation Fund
Ultra-Short Income Fund
Government Fund
High-Yield Bond Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

               Not Applicable

Item 3.  Audit Committee Financial Expert.

            Not Applicable

Item 4.  Principal Accountant Fees and Services.

Not Applicable

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not Applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: August 30, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:    August 30, 2011

            /s/ Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:    August 30, 2011